Note 9 - Debt, Credit Facility and Leases - Future Payments of Long-term Debt (Details) - Senior Notes [Member] $ in Thousands	Dec. 31, 2023 USD ($)
The 2028 Senior Notes [Member]
2024	$ 34,438
2025	34,438
2026	34,438
2027	34,438
2028	479,303
2029	0
Total	617,055
IQ Notes [Member]
2024	2,376
2025	37,704
2026	0
2027	0
2028	0
2029	0
Total	$ 40,080